Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On January 13, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 8,625,000 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Up to 1,125,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriter. On April 14, 2021 the underwriter partially exercised its over-allotment option buying 1,921,634 Units thus reducing the total number of share subject to forfeiture to 644,591. On May 2, 2021 the underwriter’s over-allotment option expired and 644,591 Founder Shares were forfeited to the Company.

The Sponsor and the Company’s directors and executive officers have agreed not to transfer, assign or sell any of their Founder Shares until earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”).Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor and the directors and executive officers with respect to any Founder Shares.

Promissory Note — Related Party

On January 13, 2021, the Sponsor agreed to loan the Company up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note. This loan is non-interest bearing and payable on the earlier of November 30, 2021 or the completion of the Initial Public Offering. As of September 30, 2023 and December 31, 2022, the Company has no borrowings under the Note. Borrowings under this note are no longer available.

On March 16, 2023, Plum issued an unsecured promissory note in the total principal amount of up to $250,000 (the “Promissory Note”) to Mr. Kanishka Roy, individually and as a member of Plum Partners LLC. Mr. Roy funded the initial principal amount of $250,000 on March 14, 2023. The Promissory Note does not bear interest and matures upon the consummation of Plum’s initial business combination with one or more businesses or entities. In the event Plum does not consummate a business combination, the Promissory Note will be repaid upon Plum’s liquidation only from amounts remaining outside of Plum’s trust account, if any. The Promissory Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Promissory Note and all other sums payable with regard to the Promissory Note becoming immediately due and payable. As of September 30, 2023 and December 31, 2022, the Company has $250,000 and $0 borrowings under the Note.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, and third parties have committed to loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to it. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into Private Placement Warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Sponsor its affiliates or any members of the Company’s management team as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account.

On January 31, 2022, the Company issued an unsecured promissory note (the “Note”) in the principal amount of $500,000 to Mike Dinsdale (the “Payee”). The Note does not bear interest and is repayable in full upon consummation of the Company’s initial Business Combination. The Company may draw on the Note from time to time, in increments of not less than $50,000, until the earlier of March 18, 2023 or the date on which the Company consummates a Business Combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Payee shall have the option, but not the obligation, to convert the principal balance of the Note, in whole or in part, into Private Placement Warrants (as defined in that certain Warrant Agreement, dated March 18, 2021, by and between the Company and Continental Stock Transfer & Trust Company), at a price of $1.50 per Private Placement Warrant. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable.

On July 11, 2022, the Company issued an unsecured promissory note (the “Second Note”) in the principal amount of $500,000 to Ursula Burns (the “Second Payee”). The Note does not bear interest and is repayable in full upon consummation of the Company’s initial Business Combination. Up to fifty percent (50%) of the principal of the Note may be drawn down from time to time at the Company’s option prior to August 25, 2022 and any or all of the remaining undrawn principal of the Note may be drawn down from time to time at the Company’s option after August 25, 2022, in each case in increments of not less than $50,000. If the Company does not complete a Business Combination, the Second Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Second Payee shall have the option, but not the obligation, to convert the principal balance of the Second Note, in whole or in part, into Private Placement Warrants, at a price of $1.50 per Private Placement Warrant. The Second Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Second Note and all other sums payable with regard to the Second Note becoming immediately due and payable.

The Note and Second Note are reported at cost in the unaudited condensed consolidated financial statements as the fair value adjustment associated with the conversion is deemed to be immaterial.

In connection with the Subscription Agreements (as described below), the Company issued unsecured promissory notes (“Convertible Promissory Notes”), dated as of March 17, 2023, and July 25, 2023, in the principal amount of up to $1,500,000 and $1,090,000, respectively, to Sponsor, which may be drawn down by the Company from time to time prior to the consummation of the Company’s Business Combination. The Convertible Promissory Notes do not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The Convertible Promissory Notes will be repaid only to the extent that the Company has funds available to it outside of its trust account established in connection with its Initial Public Offering and is convertible into Private Placement Warrants of the Company at a price of $1.50 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants. The Company has evaluated the accounting treatment of the convertible notes under ASC 815. The Company has determined that the conversion feature would be the only consideration to be provided to Sponsor if Sponsor exercises the conversion feature. As of September 30, 2023, the fair value of the conversion feature embedded in the Convertible Promissory Note has been determined to have de minis value.

Subscription Agreement

On March 16, 2023, the Sponsor entered into a Subscription Agreement with Investor, pursuant to which Investor agreed to pay the Sponsor an aggregate of $480,000 to fund the Company’s working capital requirements during the Articles Extension and the Sponsor agreed to assign to Investor, effective as of the Closing Date or the earlier termination of the Business Combination Agreement in accordance with its terms or otherwise, an aggregate of 360,000 Founder Shares. Investor paid $480,000 to the Sponsor on March 17, 2023.

Subsequently, on May 23, 2023, Investor agreed to pay the Sponsor an aggregate of $270,000 to fund the Company’s working capital requirements during the Articles Extension and the Sponsor agreed to assign to Investor, effective as of the Closing Date or the earlier termination of the Business Combination Agreement in accordance with its terms or otherwise, an aggregate of 202,500 Founder Shares. Investor paid $270,000 to the Sponsor on May 23, 2023.

On July 14, 2023, the Company entered into an amended and restated subscription agreement (“A&R Subscription Agreement”) with Polar Multi-Strategy Master Fund (the “Investor”) and Plum Partners, LLC (the “Sponsor” and, together with the Company and Investor, the “Parties”), which amends and restates the subscription agreement entered into by the Parties on March 16, 2023. The purpose of the A&R Subscription Agreement remains for the Sponsor to raise up to $1,500,000 from the Investor to fund the Articles Extension and to provide working capital to the Company during the Articles Extension. Investor paid $160,000 to the Sponsor on July 14, 2023.

On July 25, 2023, the Company entered into a second subscription agreement (“Second Subscription Agreement”) with the Investor and Sponsor, the purpose of which is for the Sponsor to raise up to $1,090,000 from the Investor to fund the Articles Extension and to provide working capital to the Company during the Articles Extension. In consideration of the funds, Sponsor will transfer 1 share of a Class A ordinary share for each dollar the Investor funds (the “Subscription Shares”) to the Investor at the closing of the Business Combination. Investor paid $750,000 to the Sponsor on July 25, 2023.

Subsequently, Investor agreed to pay the Sponsor an aggregate of $910,000 to fund the Company’s working capital requirements during the Articles Extension and the Sponsor agreed to assign to Investor, effective as of the Closing Date or the earlier termination of the Business Combination Agreement in accordance with its terms or otherwise, an aggregate of 1,432,500 Founder Shares.

The Sponsor subsequently advanced these funds to the Company for working capital purposes during the Articles Extension.

Administrative Support Agreement

The Company will pay the Sponsor or an affiliate of the Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the management team. Upon completion of the initial Business Combination or its liquidation, the Company will cease paying these monthly fees. In addition, the Company reimburses the Sponsor for the reasonable costs of salaries and other services provided to the Company by the employees, consultants and or members of the Sponsor or its affiliates. For the three and nine months ended September 30, 2023 and 2022, the Company incurred $30,000 and $90,000, respectively, in fees for office space, secretarial and administrative services, of which such amounts are included in the due to related party in the accompanying consolidated balance sheets. For the three and nine months ended September 30, 2023, the Company incurred $13,606 and $201,488, in fees for reimbursement of costs of salaries, respectively. For the three and nine months ended September 30, 2022, the Company incurred $134,755 and $443,934, in fees for reimbursement of costs of salaries, respectively.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On January 13, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 8,625,000 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Up to 1,125,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriter. On April 14, 2021 the underwriter partially exercised its over-allotment option buying 1,921,634 Units thus reducing the total number of share subject to forfeiture to 644,591. On May 2, 2021 the underwriter’s over-allotment option expired and 644,591 Founder Shares were forfeited to the Company.

The Sponsor and the Company’s directors and executive officers have agreed not to transfer, assign or sell any of their Founder Shares until earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Ordinary Shares for cash, securities or other property (the “Lock-up”). Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor and the directors and executive officers with respect to any Founder Shares.

Promissory Note — Related Party

On January 13, 2021, the Sponsor agreed to loan the Company up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note. This loan is non-interest bearing and payable on the earlier of November 30, 2021 or the completion of the Initial Public Offering. As of December 31, 2022 and 2021, the Company has no borrowings under the Note. Borrowings under this note are no longer available.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, and third parties have committed to loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to it. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into Private Placement Warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Sponsor its affiliates or any members of the Company’s management team as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account.

On January 31, 2022, the Company issued an unsecured promissory note (the “Note”) in the principal amount of $500,000 to Mike Dinsdale (the “Payee”). The Note does not bear interest and is repayable in full upon consummation of the Company’s initial Business Combination. The Company may draw on the Note from time to time, in increments of not less than $50,000, until the earlier of March 18, 2023 or the date on which the Company consummates a Business Combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Payee shall have the option, but not the obligation, to convert the principal balance of the Note, in whole or in part, into Private Placement Warrants (as defined in that certain Warrant Agreement, dated March 18, 2021, by and between the Company and Continental Stock Transfer & Trust Company), at a price of $1.50 per Private Placement Warrant. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable.

On July 11, 2022, the Company issued an unsecured promissory note (the “Second Note”) in the principal amount of $500,000 to Ursula Burns (the “Second Payee”). The Note does not bear interest and is repayable in full upon consummation of the Company’s initial Business Combination. Up to fifty percent (50%) of the principal of the Note may be drawn down from time to time at the Company’s option prior to August 25, 2022 and any or all of the remaining undrawn principal of the Note may be drawn down from time to time at the Company’s option after August 25, 2022, in each case in increments of not less than $50,000. If the Company does not complete a Business Combination, the Second Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Second Payee shall have the option, but not the obligation, to convert the principal balance of the Second Note, in whole or in part, into Private Placement Warrants, at a price of $1.50 per Private Placement Warrant. The Second Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Second Note and all other sums payable with regard to the Second Note becoming immediately due and payable.

The Note and Second Note are reported at cost in the financial statements as the fair value adjustment associated with the conversion is deemed to be immaterial.

As of December 31, 2022, the Company had $1,000,000 borrowings under the Note and Second Note.

On March 16, 2023, the Company issued an unsecured promissory note in the total principal amount of up to $250,000 (the “Promissory Note”) to Mr. Kanishka Roy, individually and as a member of Plum Partners LLC. Mr. Roy funded the initial principal amount of $250,000 on March 16, 2023. The Promissory Note does not bear interest and matures upon the consummation of Plum’s initial business combination with one or more businesses or entities. In the event Plum does not consummate a business combination, the Promissory Note will be repaid upon Plum’s liquidation only from amounts remaining outside of Plum’s trust account, if any. The Promissory Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Promissory Note and all other sums payable with regard to the Promissory Note becoming immediately due and payable.

Administrative Support Agreement

The Company will pay the Sponsor or an affiliate of the Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the management team. Upon completion of the initial Business Combination or its liquidation, the Company will cease paying these monthly fees. In addition, the Company reimburses the Sponsor for the reasonable costs of salaries and other services provided to the Company by the employees, consultants and or members of the Sponsor or its affiliates. For the year ended December 31, 2022, the Company incurred $120,000, in fees for office space, secretarial and administrative services, respectively, of which such amounts are included in the due to related party in the accompanying balance sheets and incurred $549,198 for reimbursement of costs of salaries and other services. For the period from January 11, 2021 through December 31, 2021, the Company incurred $851,053 in fees for these services, of which $736,053 was for reimbursement of costs of salaries and other services and $115,000 was for office space, secretarial and administrative services.